Voya Global Corporate Leaders® 100 Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.2%
		Australia: 0.5%
894		BHP Group Ltd.	$22,926	0.5

		France: 5.9%
870		AXA S.A.	23,135	0.5
594		Cie de Saint-Gobain	22,411	0.5
1,505		Engie SA	25,906	0.6
83		L'Oreal S.A.	23,086	0.5
53		LVMH Moet Hennessy Louis Vuitton SE	23,080	0.5
1,656	(1)	Orange SA	23,409	0.6
246		Sanofi	23,724	0.6
239		Schneider Electric SE	23,835	0.6
705		Societe Generale	22,813	0.5
443		Total SA	21,570	0.5
841		Vivendi SA	23,001	0.5
			255,970	5.9

		Germany: 5.6%
100		Allianz SE	23,874	0.5
326		BASF SE	22,004	0.5
299		Bayer AG	23,996	0.5
442		Daimler AG	20,468	0.5
3,181		Deutsche Bank AG	29,103	0.7
1,495		Deutsche Telekom AG	24,213	0.6
2,326		E.ON AG	26,356	0.6
82		Muenchener Rueckversicherungs-Gesellschaft AG	24,177	0.6
816		RWE AG	28,288	0.6
188		Siemens AG	23,188	0.5
			245,667	5.6

		Japan: 4.9%
600		Bridgestone Corp.	21,251	0.5
900		Canon, Inc.	23,602	0.6
900		Honda Motor Co., Ltd.	23,018	0.5
4,500		Mitsubishi UFJ Financial Group, Inc.	23,106	0.5
4,200		Nissan Motor Co., Ltd.	22,791	0.5
2,600		Panasonic Corp.	25,839	0.6
700		Seven & I Holdings Co., Ltd.	26,840	0.6
400		Sony Corp.	27,971	0.6
300		Toyota Motor Corp.	20,858	0.5
			215,276	4.9

		Netherlands: 2.1%
2,034		ING Groep NV	22,083	0.5
500		Koninklijke Philips NV	22,899	0.5
826		Royal Dutch Shell PLC - Class A	21,691	0.5
428		Unilever NV	24,975	0.6
			91,648	2.1

		South Korea: 0.5%
510		Samsung Electronics Co., Ltd.	23,630	0.5

		Spain: 2.0%
4,340	(1)	Banco Bilbao Vizcaya Argentaria SA	22,466	0.5
5,757		Banco Santander SA	22,688	0.5
1,526		Repsol SA	21,002	0.5
3,425		Telefonica S.A.	23,166	0.5
			89,322	2.0

		Switzerland: 3.9%
1,014		ABB Ltd.	23,608	0.5
1,829		Credit Suisse Group AG	23,128	0.5
225		Nestle SA	24,816	0.6
257		Novartis AG	24,278	0.6
76		Roche Holding AG	25,496	0.6
219		Swiss Re Ltd.	24,729	0.6
1,953		UBS Group AG	24,255	0.5
			170,310	3.9

		United Kingdom: 6.9%
867		Anglo American PLC	22,624	0.5
244		AstraZeneca PLC	23,870	0.6
4,446		Aviva PLC	23,299	0.5
10,442		Barclays PLC	23,059	0.5
3,854		BP PLC	23,202	0.5
585		Diageo PLC	23,133	0.5
1,036		GlaxoSmithKline PLC	24,325	0.6
3,136		HSBC Holdings PLC	22,799	0.5
1,961		National Grid PLC	26,055	0.6
1,291		Prudential PLC	22,954	0.5
416		Rio Tinto PLC	22,245	0.5
2,586		Standard Chartered PLC	21,504	0.5
12,495		Vodafone Group PLC	24,549	0.6
			303,618	6.9

		United States: 66.9%
419		3M Co.	66,479	1.5
845		Abbott Laboratories	73,633	1.7
54	(1)	Alphabet, Inc. - Class C	77,448	1.8
39	(1)	Amazon.com, Inc.	78,340	1.8
324		American Tower Corp.	75,084	1.7
355		Aon PLC	78,189	1.8
254		Apple, Inc.	78,616	1.8
1,154		Bristol-Myers Squibb Co.	72,644	1.7
498		Caterpillar, Inc.	65,412	1.5
612		Chevron Corp.	65,570	1.5
924		Citigroup, Inc.	68,755	1.6
1,341		Coca-Cola Co.	78,314	1.8
1,076		Colgate-Palmolive Co.	79,387	1.8
1,158		DowDuPont, Inc.	59,266	1.3
962		Emerson Electric Co.	68,908	1.6
1,052		Exxon Mobil Corp.	65,350	1.5
7,797		Ford Motor Co.	68,770	1.6
6,560		General Electric Co.	81,672	1.9
320		Goldman Sachs Group, Inc.	76,080	1.7
418		Honeywell International, Inc.	72,406	1.6
3,561		HP, Inc.	75,920	1.7
1,233		Intel Corp.	78,826	1.8
548		International Business Machines Corp.	78,764	1.8
507		Johnson & Johnson	75,477	1.7
1,794		Johnson Controls International plc	70,773	1.6
531		JPMorgan Chase & Co.	70,283	1.6
538		Kimberly-Clark Corp.	77,063	1.8
659		Marsh & McLennan Cos., Inc.	73,716	1.7
375		McDonald's Corp.	80,239	1.8
808		Merck & Co., Inc.	69,035	1.6

Voya Global Corporate Leaders® 100 Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United States: (continued)
465		Microsoft Corp.	$79,157	1.8
1,443		Morgan Stanley	75,411	1.7
732		Nike, Inc.	70,492	1.6
540		PepsiCo, Inc.	76,691	1.7
1,876		Pfizer, Inc.	69,862	1.6
858		Philip Morris International, Inc.	70,957	1.6
590		Procter & Gamble Co.	73,526	1.7
575		Texas Instruments, Inc.	69,374	1.6
489		United Technologies Corp.	73,448	1.7
618		Walmart, Inc.	70,755	1.6
			2,930,092	66.9

		Total Common Stock (Cost $3,652,160)	4,348,459	99.2

SHORT-TERM INVESTMENTS: 0.2%
		Mutual Funds: 0.2%
7,000	(2)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.450% (Cost $7,000)	7,000	0.2

		Total Short-Term Investments (Cost $7,000)	7,000	0.2

		Total Investments in Securities (Cost $3,659,160)	$4,355,459	99.4
		Assets in Excess of Other Liabilities	28,214	0.6
		Net Assets	$4,383,673	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of January 31, 2020.

Sector Diversification	Percentage of Net Assets
Financials	19.2%
Consumer Staples	14.8
Industrials	13.5
Health Care	12.1
Information Technology	11.6
Consumer Discretionary	11.0
Energy	5.0
Communication Services	4.5
Materials	3.4
Utilities	2.4
Real Estate	1.7
Short-Term Investments	0.2
Assets in Excess of Other Liabilities	0.6
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020 in valuing the assets and liabilities:

Voya Global Corporate Leaders® 100 Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2020 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2020
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$22,926	$–	$22,926
France	–	255,970	–	255,970
Germany	–	245,667	–	245,667
Japan	–	215,276	–	215,276
Netherlands	–	91,648	–	91,648
South Korea	–	23,630	–	23,630
Spain	–	89,322	–	89,322
Switzerland	–	170,310	–	170,310
United Kingdom	–	303,618	–	303,618
United States	2,930,092	–	–	2,930,092
Total Common Stock	2,930,092	1,418,367	–	4,348,459
Short-Term Investments	7,000	–	–	7,000
Total Investments, at fair value	$2,937,092	$1,418,367	$–	$4,355,459

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At January 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $3,704,196.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$865,264
Gross Unrealized Depreciation	(213,999)
Net Unrealized Appreciation	$651,265